EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in a supplement to the Class A, Class B and Class C Prospectus and to the Class I and Class R Prospectus, each dated March 1, 2013, as amended August 5, 2013, for Calamos High Income Fund, a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on October 31, 2013 (Accession No. 0001193125-13-420628), the purpose of which was to reflect a change in the index used as the Fund’s benchmark.